Consolidated Statement of Operations and Comprehensive Loss (Parentheticals) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Research and development
Related party amount	$ 42,640
General and administrative
Related party amount	1,364
Interest Expense
Related party amount	$ 1,468